Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per ordinary share	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Class A ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 75,356
Unrealized gain (loss) on marketable securities held in Trust Account	8,889
Net income attributable	$ 84,245
Basic and diluted weighted average shares outstanding, Class A Ordinary shares subject to possible redemption (in Shares) | shares	72,074,470
Basic and diluted net income per share, Class A Ordinary shares subject to possible redemption (in Dollars per share) | $ / shares	$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss	$ (113,069,866)
Net income allocable to Class A Ordinary shares subject to possible redemption (in Shares) | shares	(84,245)
Non-Redeemable Net Loss	$ (113,154,111)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares) | shares	13,618,324
Basic and diluted net loss per share, Non-redeemable Ordinary shares (in Shares) | shares	(8.31)